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                                                                  LOGO
                                                                  HARTFORD LIFE


October 3, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account Three
         Select Dimensions Series II
         File No.  333-69491

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 2 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 12, 2000, with an effective date of October 2, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-6733.


Sincerely yours,

/s/ Marianne O'Doherty

Marianne O'Doherty